Property, Plant and Equipment - Summary of Net Assets Acquired and Liablities Assumed (Details) - Devon $ in Millions	Jun. 27, 2019 CAD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 3,325
Exploration and evaluation assets	91
Inventory, prepaids and other long-term assets	195
Accrued liabilities	(21)
Asset retirement obligations	(178)
Net assets acquired	$ 3,412